Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	Financial assets at fair value through other comprehensive income

Accounting for financial assets at fair value through other comprehensive income (FVOCI)
Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Interest (calculated using the effective interest method) is recognised in the income statement in net interest income (Note 3). Upon disposal, the cumulative gain or loss  in other comprehensive income is recognised in net investment income (Note 6).
In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. The Group will consider past sales and expectations about future sales to establish if the business model is achieved.
For equity securities that are not held for trading, the Group may make an irrevocable election on initial recognition to present subsequent changes in the fair value of the instrument in other comprehensive income (except for dividend income which is recognised in profit or loss).

	2025	2024
	£m	£m
Debt securities and other eligible bills	72,023	74,772
Equity securities	4	4
Loans and advances	2,367	3,283
Financial assets at fair value through other comprehensive income	74,394	78,059